Cover	Aug. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2025
Entity File Number	000-50009
Entity Registrant Name	PACIFIC HEALTH CARE ORGANIZATION, INC.
Entity Central Index Key	0001138476
Entity Tax Identification Number	87-0285238
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	19800 MacArthur Boulevard
Entity Address, Address Line Two	Suites 306 & 307
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	721-8272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false